DEVELOPMENT STAGE OPERATIONS (Details Textual) (USD $)	1 Months Ended						140 Months Ended	147 Months Ended
	Nov. 30, 2012	Jan. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Oct. 31, 2009	Dec. 31, 2013	Aug. 04, 2014
Development stage operation [Line Items]
Common Stock, Shares, Issued							219,937,619	222,975,766
Equity Issuance Per Share Amount	$ 0.10	$ 0.20	$ 0.084	$ 0.18	$ 0.46	$ 0.65	$ 1.67	$ 1.67